AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ Dividend Value Fund

ALLIANZ FUNDS

Supplement Dated October 20, 2017

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 10-11, 2017, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) that extends the currently effective advisory and/or administrative fee waivers for certain Funds through October 31, 2018. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ Dividend Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Dividend Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ Dividend Value Fund		A	C	Class T	R	Institutional	R6	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ Dividend Value Fund		A	C	Class T	R	Institutional	R6	P	Administrative
Management Fees		0.83%	0.83%	0.83%	0.83%	0.73%	0.68%	0.83%	0.73%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	0.50%	none	none	none	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.09%	1.84%	1.09%	1.34%	0.74%	0.69%	0.84%	0.99%
Expense Reductions	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.94%	1.69%	0.94%	1.19%	0.59%	0.54%	0.69%	0.84%
[1]	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ Dividend Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	641	863	1,104	1,793
C	272	564	982	2,146
Class T	344	573	822	1,532
R	121	410	720	1,600
Institutional	60	221	397	904
R6	55	206	369	844
P	70	253	451	1,023
Administrative	86	300	532	1,199

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ Dividend Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	641	863	1,104	1,793
C	172	564	982	2,146
Class T	344	573	822	1,532
R	121	410	720	1,600
Institutional	60	221	397	904
R6	55	206	369	844
P	70	253	451	1,023
Administrative	86	300	532	1,199

Please retain this Supplement for future reference.